Marketable Securities and Warrants (Tables)	3 Months Ended
Mar. 31, 2021
Current and long-term lease liabilities.
Schedule of Fair Value of Marketable Securities and Warrants

The Wallbridge Shares and Warrants are measured at fair value with changes recorded in other income/expense.

	March 31	December 31
	2021	2020
	$	$
Marketable securities at fair value
Opening balance	2,138	348
Additions	-	995
Unrealized (loss) gain on revaluation	(469)	645
Exchange differences	21	150
Closing balance	1,690	2,138

Warrants at fair value
Opening balance	212	-
Additions	-	128
Unrealized (loss) gain on revaluation	(74)	67
Exchange differences	3	17
Closing balance	141	212

Marketable securities and warrants	1,831	2,350